RESTRICTED CASH AND SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2024
Restricted Cash and Investments [Abstract]
RESTRICTED CASH AND SHORT TERM DEPOSITS	RESTRICTED CASH AND SHORT-TERM DEPOSITS
Our restricted cash and short-term deposits balances were as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
Restricted cash and short-term deposits held by lessor VIEs (1)	—	3,350
Restricted cash relating to office lease	446	492
Total restricted cash and short-term deposits	446	3,842
Less: current portion of restricted cash and short-term deposits	—	(3,350)
Non-current restricted cash and short-term deposits	446	492

(1) On November 14, 2024, the Company exercised its options to repurchase Kool Ice and Kool Kelvin. After exercising the repurchase options, the Company no longer held a variable interest in the lessor SPVs and therefore, the Company deconsolidated the lessor SPVs, from its financial results. As a result, no restricted cash held by lessor SPVs is presented as of December 31, 2024 (Note 5).